Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Regulatory Stock, Par Value	$ 100
Impairment of investments	$ 0
Loan servicing assets, impairment	0	$ 0
Servicing Assets	187,000	178,000
Goodwill	11,331,000	11,331,000
Goodwill, Impairment Loss	0	0
Intangible Assets, Net (Excluding Goodwill)	235,000	336,000
Finite-Lived Intangible Assets, Accumulated Amortization	$ 1,110,000	1,008,000
Finite-Lived Intangible Assets, Amortization Method	sum-of-the-years digits method
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangibles	$ 101,000	126,000
Unrecognized Tax Benefits	0	$ 0
Unrecognized tax benefits expected within next twelve months	$ 0
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets			$ 5,300,000